Accrued Expenses and Other Current Liabilities (Details) - Schedule of components of accrued expenses and other current liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of components of accrued expenses and other current liabilities [Abstract]
VAT payable	$ 215,269	$ 472,926
Accrued payroll and welfare	29,777	25,927
Accrued expenses	47,796
Others	38,060	30,331
Total	$ 330,902	$ 529,184